Intangible Assets, Net (Narrative) (Details) $ in Millions, ₪ in Billions	12 Months Ended
	Dec. 31, 2024 ILS (₪)	Dec. 31, 2024 USD ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Annual inflation rate	2.50%	2.50%
Recoverable amount of asset or cash-generating unit	₪ 4	$ 1,000
Maximum [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
WACC	8.00%
CPV Group [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		$ 61